CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		May. 02, 2015	May. 03, 2014
Current assets:
Cash and cash equivalents		$ 74,360	$ 340,171
Receivables, net		98,576	143,981
Merchandise inventories, net		1,293,164	1,234,635
Textbook rental inventories		55,075	50,341
Prepaid expenses and other current assets		65,331	66,580
Short-term deferred tax assets		142,809	144,730
Total current assets		1,729,315	1,980,438
Property and equipment:
Land and land improvements		2,541	2,541
Buildings and leasehold improvements		1,207,039	1,224,083
Fixtures and equipment		1,866,719	1,938,555
Property and equipment, gross		3,076,299	3,165,179
Less accumulated depreciation and amortization		2,627,007	2,674,466
Net property and equipment		449,292	490,713
Goodwill		489,267	493,189
Intangible assets, net		513,842	528,576
Other noncurrent assets		47,789	44,533
Total assets	[1]	3,229,505	3,537,449
Current liabilities:
Accounts payable		655,064	735,112
Accrued liabilities		434,049	502,583
Gift card liabilities		358,146	356,700
Short-term note payable			127,250
Total current liabilities		1,447,259	1,721,645
Long-term deferred taxes		200,527	211,925
Other long-term liabilities		196,302	366,989
Redeemable Preferred Shares; $0.001 par value; 5,000 shares authorized; 204 and 204 shares issued, respectively		196,059	194,797
Preferred Membership Interests in NOOK Media, LLC			383,397
Shareholders' equity:
Common stock; $0.001 par value; 300,000 shares authorized; 98,115 and 93,540 shares issued, respectively		98	94
Additional paid-in capital		1,927,997	1,395,463
Accumulated other comprehensive loss		(16,533)	(11,773)
Retained earnings		357,512	344,021
Treasury stock, at cost, 34,841 and 34,364 shares, respectively		(1,079,716)	(1,069,109)
Total shareholders' equity		$ 1,189,358	$ 658,696
Commitments and contingencies
Total liabilities and shareholders' equity		$ 3,229,505	$ 3,537,449

[1]	Excludes intercompany balances.